Intangible Assets - Summary (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Cost
Total cost	$ 151,506	$ 155,103
Foreign exchange movement	(5,085)	(2,389)
Accumulated amortization	(100,249)	(84,898)
Foreign exchange movement	2,798	1,423
Net book value	54,055	71,628
Customer relationships acquired
Cost
Total cost	109,622	91,230
Technology asset acquired
Cost
Total cost	11,169	11,169
Order backlog
Cost
Total cost	31,220	18,208
Trade names/ brands acquired
Cost
Total cost	2,766	2,766
Volunteer list acquired
Cost
Total cost	1,325	1,325
Non-compete arrangements
Cost
Total cost	489	489
Mapi intangible asset
Cost
Total cost	$ 0	$ 32,305